Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE CO OF AMERICA
Entity Central Index Key	0000835357
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Amendment Description	This Amendment No.1 to Form S-1 is being filed to register an additional dollar amount of interests in the EFLOA MSO and to carry forward the total dollar amount of unsold interests under the MSO previously registered.